Consolidated Statement of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 1,614,628	$ 5,183,228		$ (8,832,900)	$ (2,035,044)
Balance, shares at Dec. 31, 2019	1,614,627,811
Common stock issued for services	$ 173,500	496,250			669,750
Common stock issued for services, shares	173,500,000
Common stock issued for salaries	$ 78,682	417,218			495,900
Common stock issued for salaries, shares	78,681,818
Common stock sold	$ 192,376	436,124	(21,000)		607,500
Common stock sold, shares	192,375,737
Offering costs		(19,456)			(19,456)
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities	$ 174,556	88,326			262,882
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares	174,556,025
Relief of derivative liabilities		440,270			440,270
Net loss				(2,199,901)	(2,199,901)
Balance at Dec. 31, 2020	$ 2,233,742	7,041,960	(21,000)	(11,032,801)	(1,778,099)
Balance, shares at Dec. 31, 2020	2,233,741,391
Common stock issued for services	$ 3,500	167,900			171,400
Common stock issued for services, shares	3,500,000
Common stock issued for prepaid fees	$ 3,000	196,500			199,500
Common stock issued for prepaid fees, shares	3,000,000
Common stock issued for accrued salaries	$ 7,545	191,455			199,000
Common stock issued for accrued salaries, shares	7,544,848
Common stock issued for cash	$ 3,571	221,927			225,498
Common stock issued for cash, shares	3,571,679
Common stock issued for prepaid expenses	$ 500	22,700			23,200
Common stock issued for prepaid expenses, shares	500,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities	$ 7,664	238,786			246,450
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares	7,663,763
Relief of derivative liabilities		240,687			240,687
Net loss				(824,165)	(824,165)
Balance at Jun. 30, 2021	$ 2,259,522	8,321,915	(21,000)	(11,856,966)	(1,296,529)
Balance, shares at Jun. 30, 2021	2,259,521,681
Balance at Dec. 31, 2020	$ 2,233,742	7,041,960	(21,000)	(11,032,801)	(1,778,099)
Balance, shares at Dec. 31, 2020	2,233,741,391
Common stock issued for services	$ 21,000	837,900			858,900
Common stock issued for services, shares	21,000,000
Common stock issued for salaries	$ 8,342	231,457			239,799
Common stock issued for salaries, shares	8,341,723
Common stock issued for land development	$ 1,500	57,400			58,900
Common stock issued for land development, shares	1,500,000
Common stock issued for prepaid fees	$ 20,000	1,452,450			1,472,450
Common stock issued for prepaid fees, shares	20,000,000
Common stock issued for cash	$ 4,850	280,649			285,499
Common stock issued for cash, shares	4,850,075
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities	$ 21,691	508,044			529,735
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares	21,690,671
Relief of derivative liabilities		489,279			489,279
Net loss				(2,961,445)	(2,961,445)
Balance at Dec. 31, 2021	$ 2,311,125	10,899,139	(21,000)	(13,994,246)	(804,982)
Balance, shares at Dec. 31, 2021	2,311,123,860
Balance at Mar. 31, 2021	$ 2,244,453	7,481,248	(21,000)	(11,219,724)	(1,515,023)
Balance, shares at Mar. 31, 2021	2,244,453,070
Common stock issued for services	$ 3,500	167,900			171,400
Common stock issued for services, shares	3,500,000
Common stock issued for salaries	$ 2,745	136,255			139,000
Common stock issued for salaries, shares	2,744,848
Common stock issued for prepaid fees	$ 500	26,500			27,000
Common stock issued for prepaid fees, shares	500,000
Common stock issued for cash	$ 160	7,839			7,999
Common stock issued for cash, shares	160,000
Common stock issued for prepaid expenses	$ 500	22,700			23,200
Common stock issued for prepaid expenses, shares	500,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities	$ 7,664	238,786			246,450
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares	7,663,763
Relief of derivative liabilities		240,687			240,687
Net loss				(637,242)	(637,242)
Balance at Jun. 30, 2021	$ 2,259,522	8,321,915	(21,000)	(11,856,966)	(1,296,529)
Balance, shares at Jun. 30, 2021	2,259,521,681
Balance at Dec. 31, 2021	$ 2,311,125	10,899,139	(21,000)	(13,994,246)	(804,982)
Balance, shares at Dec. 31, 2021	2,311,123,860
Common stock issued for services	$ 16,000	391,200			407,200
Common stock issued for services, shares	16,000,000
Common stock issued for salaries	$ 1,034	28,965			29,999
Common stock issued for salaries, shares	1,034,482
Common stock issued for prepaid fees	$ 6,000	142,820			148,820
Common stock issued for prepaid fees, shares	6,000,000
Common stock issued for cash	$ 44,500	400,500			445,000
Common stock issued for cash, shares	44,500,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities	$ 24,167	297,957			322,124
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares	24,167,728
Relief of derivative liabilities		348,389			348,389
Net loss				(1,791,680)	(1,791,680)
Common stock issued for license	$ 149,402	2,958,168			3,107,570
Common stock issued for license, shares	149,402,390
Balance at Jun. 30, 2022	$ 2,552,228	15,467,138	(21,000)	(15,785,926)	2,212,440
Balance, shares at Jun. 30, 2022	2,552,228,460
Balance at Mar. 31, 2022	$ 2,514,998	14,506,200	(121,000)	(14,595,169)	2,305,029
Balance, shares at Mar. 31, 2022	2,514,998,180
Common stock issued for services	$ 16,000	391,200			407,200
Common stock issued for services, shares	16,000,000
Common stock issued for prepaid fees	$ 6,000	142,820			148,820
Common stock issued for prepaid fees, shares	6,000,000
Common stock issued for cash			100,000		100,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities	$ 15,230	191,619			206,849
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares	15,230,280
Relief of derivative liabilities		235,299			235,299
Net loss				(1,190,757)	(1,190,757)
Balance at Jun. 30, 2022	$ 2,552,228	$ 15,467,138	$ (21,000)	$ (15,785,926)	$ 2,212,440
Balance, shares at Jun. 30, 2022	2,552,228,460